Unaudited Quarterly Results (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 26,846	$ 23,938	$ 17,374	$ 10,244	$ 22,017	$ 15,182	$ 12,781	$ 12,270	$ 78,402	$ 62,521	$ 48,987
Operating loss (1)(2)	(14,091)	(16,244)	(19,204)	(51,192)	(291,137)	(16,255)	(135,856)	(48,399)	(100,731)	(491,609)	(117,488)
Net loss	$ (20,557)	$ (21,273)	$ (24,748)	$ (58,260)	$ (302,036)	$ (18,052)	$ (138,645)	$ (52,065)	$ (124,835)	$ (510,789)	$ (116,565)
Basic loss per share	$ (0.29)	$ (0.30)	$ (0.48)	$ (1.96)	$ (11.02)	$ (0.66)	$ (8.50)	$ (3.60)	$ (2.22)	$ (23.86)	$ (10.17)
Diluted loss per share	$ (0.29)	$ (0.30)	$ (0.48)	$ (1.96)	$ (11.02)	$ (0.66)	$ (8.50)	$ (3.60)	$ (2.22)	$ (23.86)	$ (10.17)
Basic weighted average common shares outstanding	71,672	71,575	51,305	29,794	27,399	27,277	16,303	14,455	56,174	21,410	11,466
Diluted weighted average common shares outstanding	71,672	71,575	51,305	29,794	27,399	27,277	16,303	14,455	56,174	21,410	11,466